Long-Term Loans, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Loans, Net of Current Maturities [Abstract]
Schedule of Linkage Terms and Interest Rates

Classified by linkage terms and interest rates, the total amount of the loans is as follows:

Loan currency	Weighted interest rate as of December 31, 2024	December 31,
	%	2024	2023

NIS	7.82%	$1,419	$1,320

Less - current maturities		(439)	(170)

		$980	$1,150

Schedule of Total Amount to be Paid by the Company	The total amount to be repaid by the Company is as follows:
December 31, 2024
Payment schedule
2025	439
2026	129
2027	112
2028	112
2029 - 2034 (*)	627
Total	$1,419

(*)	The total amount to be repaid by the Company every year from 2029 until 2034.

(**)	As of December 31, 2024, the Company and its subsidiaries had an unutilized short term credit line in the amount of $1,307, bearing an annual interest of 7.54%.